UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2010

Date of reporting period:	6/30/2009

Item 1.	Schedule of Investments

Prudential Institutional Liquidity Portfolio, Inc./

Institutional Money Market Series

Schedule of Investments

as of June 30, 2009 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 12.5%
	Barclays Bank PLC
$15,000	2.000%, 10/7/09	$15,000,000
30,000	2.000%, 10/9/09	30,000,000
	Societe Generale Corp.
15,000	0.270%, 8/3/09	15,000,000
8,000	0.280%, 7/15/09	8,000,000
	UBS AG
40,000	0.930%, 8/27/09	40,000,000
	UniCredito Italiano/New York
10,000	0.410%, 7/16/09	10,000,000

		118,000,000

COMMERCIAL PAPER 45.1%
	Australia & New Zealand Banking Group Ltd., 144A
30,000	1.037%, 10/2/09(a)	30,000,000
	Bank of Ireland
24,000	1.137%, 9/4/09(a)	24,000,000
	E.ON AG, 144A
20,000	0.470%, 7/27/09(b)	19,993,211
	Electricite De France, 144A
15,000	0.280%, 7/10/09(b)	14,998,950
	GDF SUEZ, 144A
3,960	0.300%, 7/13/09(b)	3,959,604
10,000	0.310%, 7/20/09(b)	9,998,364
	General Electric Capital Corp.
25,000	0.075%, 7/3/09(b)(g)	24,998,958
	JP Morgan Chase Funding, Inc., 144A
25,000	0.250%, 7/2/09(b)	24,999,826
20,000	0.280%, 7/15/09(b)	19,997,822
	National Australia Funding (Delaware), 144A
10,000	0.390%, 9/1/09(b)	9,993,283
	New York Life Capital Corp., 144A
15,000	0.310%, 7/23/09(b)	14,997,158
	Prudential PLC, 144A
12,000	0.430%, 7/1/09(b)	12,000,000
	Reckitt Benckiser TSY, 144A
4,000	0.400%, 8/24/09(b)	3,996,700
27,000	0.550%, 8/12/09(b)	26,987,400
	State Street Corp.
30,000	0.250%, 7/1/09(b)	30,000,000
	Straight-A Funding LLC, 144A
6,000	0.330%, 8/18/09(b)	5,997,360
17,000	0.360%, 8/17/09(b)	16,991,344
12,000	0.390%, 8/24/09(b)	11,993,520
	Swedbank AB, Gtd. By Kingdom of Sweden, 144A
15,000	0.820%, 2/17/10(b)	14,921,075
5,000	0.850%, 2/11/10(b)	4,973,438

16,000	0.890%, 2/10/10(b)	15,911,396
	Total Capital Canada Ltd., 144A
10,000	0.500%, 7/14/09(b)	9,998,195
25,000	0.500%, 7/15/09(b)	24,995,139
	Toyota Motor Credit Corp.
19,000	0.280%, 7/20/09(b)	18,997,192
	U.S. Bancorp
10,000	0.250%, 7/6/09(b)	9,999,653
20,000	0.400%, 9/16/09(b)	19,982,889

		425,682,477

OTHER CORPORATE OBLIGATIONS 22.2%
	Bank of America NA
20,000	1.104%, 7/29/10(a)(g)	20,000,000
32,000	1.207%, 8/6/09(a)	32,000,000
	Citigroup Funding, Inc.,
30,000	0.230%, 7/15/09(a)(g)	29,997,084
	Citigroup Funding, Inc., MTN
23,000	1.139%, 7/30/10(g)	23,000,000
	Goldman Sachs Promissory Notes
25,000	1.100%, 9/8/09(d)(g)	25,000,000
	MetLife Insurance Co. of Connecticut
9,000	1.607%, 7/7/09(a)(d)(e) (original cost $9,000,000; date purchase 7/6/07)	9,000,000
	Nordea Bank AB (Sweden), MTN, 144A
50,000	1.449%, 9/24/09(a)	50,000,000
	Wells Fargo & Co., Sr. Unsec’d. Notes, MTN
20,000	0.782%, 9/23/09(a)	20,002,894

		208,999,978

REPURCHASE AGREEMENT 1.9%
	Banc of America Securities, Inc.,
17,569	0.100%, dated 6/30/09, due 7/1/09 in the amount of $17,569,049 (cost $17,569,000; collateralized by $15,268,286 JPMorgan Chase & Co., FDIC Gtd. Notes, 3.125%, Maturity date 12/1/11, the value of the collateral including accrued interest was $15,838,516; Collateralized by $2,369,939 Federal National Mortgage Assoc., 5.5%, Maturity date 8/1/37, the value of the collateral including accrued interest was $2,081,864)	17,569,000

U. S. GOVERNMENT AGENCY OBLIGATIONS 3.5%
	Federal Home Loan Bank
7,612	0.152%, 7/1/09(b)	7,612,000
	Federal National Mortgage Association
25,000	1.029%, 7/13/10	24,982,589

		32,594,589

U.S. GOVERNMENT TREASURY OBLIGATION 1.6%
	United States Treasury Bill,
15,000	0.140%, 7/16/09(b)	14,999,125

Shares
AFFILATED MONEY MARKET MUTUAL FUND 13.1%
123,837,750	Dryden Core Investment Fund - Taxable Money Market Series (cost $123,837,750)(c)	123,837,750

	Total Investments 99.9% (amortized cost $941,682,919)(f)	941,682,919
	Other assets in excess of liabilities 0.1%	859,060

	Net Assets 100.0%	$942,541,979

The following annotations have been used in the Schedule of Investments:

144A––Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at June 30, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $9,000,000. The aggregate value of $9,000,000 is 1.0% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(g)	FDIC Guaranteed issued under temporary liquidity guarantee program.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$118,000,000	$—
Commerical Paper	—	425,682,477	—
Other Corporate Obligations	—	208,999,978	—
Repurchase Agreement	—	17,569,000	—
U.S. Government Agency Obligations	—	32,594,589	—
U.S. Government Treasury Obligation	—	14,999,125	—
Affiliated Money Market Mutual Fund	123,837,750	—	—

	123,837,750	817,845,169	—
Other Financial Instruments*	—	—	—

Total	$123,837,750	$817,845,169	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and June 30, 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreement: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.